CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 16 - CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test of its restricted net assets of the consolidated subsidiaries in accordance with the Securities and Exchange Commission’s Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information of the parent company.

The subsidiaries did not pay any dividends to the Company for the periods presented. For the purpose of presenting parent-only financial information, the Company records its investment in its subsidiaries under the equity method of accounting. Such investment is presented on the separate condensed statement of financial position of the Company as “Investment in subsidiaries”.

ILA became the parent company of the Company as a result of the execution of the Share Exchange Agreement in April 2020. ILA is a holding company with no bank account, did not have any significant capital and other commitments, and did not have any long-term obligations, or guarantees as of December 31, 2024. ILA did not have any business activities during the year ended December 31, 2024.

The following is the parent company balance sheets:

	As of December 31,
	2024	2023
	USD	USD
	(Unaudited)	(Unaudited)
ASSETS
NON-CURRENT ASSETS
Investment in subsidiaries	$12,638,066	$16,402,393
TOTAL ASSETS	$12,638,066	$16,402,393

LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES	$—	$—

SHAREHOLDERS’ EQUITY
Preferred shares, par value $0.0001 per share; 50,000,000 shares authorized; none issued and outstanding	—	—
Ordinary shares, par value $0.0001 per share; 450,000,000 shares authorized; 18,060,000 shares issued and outstanding	1,806	1,806
Additional paid-in capital	19,586,674	19,586,674
Accumulated deficit	(6,615,820)	(2,925,533)
Accumulated other comprehensive loss	(334,594)	(260,554)
TOTAL SHAREHOLDERS’ EQUITY	12,638,066	16,402,393

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$12,638,066	$16,402,393

The following is the parent company statements of operations and comprehensive loss:

	For the Years Ended
	December 31,
	2024	2023	2022
	USD	USD	USD

EQUITY LOSS	$(2,076,775)	$(1,658,203)	$(1,538,363)

NET LOSS	$(2,076,775)	$(1,658,203)	$(1,538,363)

COMPREHENSIVE LOSS
Net loss	$(2,076,775)	$(1,658,203)	$(1,538,363)
Foreign currency translation adjustments	(74,040)	(214,916)	(420,941)

COMPREHENSIVE LOSS	$(2,150,815)	$(1,873,119)	$(1,959,304)